SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial statement balances and amounts of the VIEs and their subsidiaries (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	¥ 9,968,109	¥ 16,259,457
Accounts receivable, net of allowance for doubtful accounts	1,732,686	1,480,335
VAT recoverable	229,090	155,620
Prepaid expenses	202,744	163,986
Other current assets	316,942	172,579
Total current assets	14,463,875	18,318,806
Property and equipment, net	40,623,503	29,596,061
Intangible assets, net	1,282,636	785,322
Operating lease right-of-use assets	4,030,205	3,059,700
Deferred tax assets	186,496	146,088
Restricted cash	43,954	146,643
VAT recoverable	2,218,944	1,445,521
Other non-current assets	1,071,372	486,071
Total assets	71,632,443	57,258,795
Current liabilities
Short-term borrowings and current portion of long-term borrowings	5,948,013	2,153,390
Accounts payable	3,901,799	3,657,112
Accrued expenses and other payables	2,679,555	1,395,981
Deferred revenue	90,992	96,668
Operating lease liabilities, current	145,739	86,258
Finance lease and other financing obligations, current	699,145	254,412
Total current liabilities	13,465,243	7,643,821
Long-term borrowings, excluding current portion	18,284,514	10,566,746
Operating lease liabilities, non-current	1,883,560	1,542,895
Finance lease and other financing obligations, non-current	8,933,540	8,097,881
Deferred tax liabilities	734,278	462,007
Other long-term liabilities	539,300	349,257
Amounts due to GDS Holdings and its non-VIE subsidiaries, net	24,144	15,360
Total liabilities	45,736,281	30,591,073
Net revenue, net income, operating, investing and financing cash flows
Net revenue	7,818,681	5,738,972	¥ 4,122,405
Net income	(1,191,213)	(669,214)	(442,083)
Net cash provided by operating activities	1,201,363	320,887	293,436
Net cash used in investing activities	(13,691,538)	(9,378,007)	(5,131,231)
Net cash used in financing activities	8,119,155	20,143,661	8,361,939
VIEs
Current assets
Cash	1,338,525	1,310,269
Accounts receivable, net of allowance for doubtful accounts	1,677,171	1,388,128
VAT recoverable	138,304	85,760
Prepaid expenses	90,848	76,505
Other current assets	99,231	13,259
Total current assets	3,344,079	2,873,921
Property and equipment, net	2,671,567	2,760,618
Intangible assets, net	175,004	194,230
Operating lease right-of-use assets	204,825	430,525
Deferred tax assets	32,949	43,126
Restricted cash		49,905
VAT recoverable	111,982	113,684
Other non-current assets	153,696	115,315
Total assets	6,694,102	6,581,324
Current liabilities
Amounts due to GDS Holdings and its non-VIE subsidiaries, net	2,947,857	2,531,025
Total liabilities	6,364,256	6,361,362
Net revenue, net income, operating, investing and financing cash flows
Net revenue	7,516,345	5,453,802	4,013,561
Net income	112,257	129,254	99,857
Net cash provided by operating activities	744,493	899,132	414,424
Net cash used in investing activities	(205,041)	(278,744)	(201,995)
Net cash used in financing activities	(561,101)	(20,682)	¥ (43,547)
VIEs | Restricted cash
Current liabilities
Assets pledged	0	49,905
VIEs | Accounts receivable
Current liabilities
Assets pledged	70,945	66,969
VIEs | Other non-current assets
Current liabilities
Assets pledged	14,691	0
VIEs | Property and equipment, net
Current liabilities
Assets pledged	46,007	102,248
VIEs | Third party
Current liabilities
Short-term borrowings and current portion of long-term borrowings	426,000	628,721
Accounts payable	430,518	194,325
Accrued expenses and other payables	223,563	152,534
Deferred revenue	87,364	90,192
Operating lease liabilities, current	40,371	50,888
Finance lease and other financing obligations, current	28,161	31,629
Total current third-party liabilities	1,235,977	1,148,289
Long-term borrowings, excluding current portion	899,769	1,213,020
Operating lease liabilities, non-current	172,458	361,502
Finance lease and other financing obligations, non-current	965,356	982,209
Deferred tax liabilities	76,460	91,036
Other long-term liabilities	66,379	34,281
Total third-party liabilities	¥ 3,416,399	¥ 3,830,337